Unaudited Condensed Consolidated Interim Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Operating expenses:
Research and development	$ 3,893	$ 2,510
General and administrative	1,282	781
Total operating expenses	5,175	3,291
Operating loss	(5,175)	(3,291)
Finance income	972	16
Finance expenses	(297)	(4)
Net loss before tax	(4,500)	(3,279)
Income tax benefit	407	180
Net loss for the period	(4,093)	(3,099)
Net loss attributable to shareholders of Evaxion Biotech A/S	(4,093)	(3,099)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations	29
Tax on other comprehensive income	(6)
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods:
Exchange differences on currency translation to presentation currency	(758)	(180)
Other comprehensive loss for the period, net of tax	(735)	(180)
Total comprehensive loss	(4,828)	(3,279)
Total comprehensive loss attributable to shareholders of Evaxion Biotech A/S	$ (4,828)	$ (3,279)
Loss per share - basic and diluted	$ (0.23)	$ (0.20)